CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income for common shareholders	$ 10,242	$ 9,611	$ 9,404
Other comprehensive Income (loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $4,742, ($8,507) and $1,204, respectively	7,571	(13,589)	1,923
Reclassification adjustment for realized gains included in net income, net of taxes of ($251), ($319) and ($883), respectively	(401)	(510)	(1,411)
Change in unfunded portion of postretirement benefit obligations, net of tax of ($185), $2,102, and ($1,243), respectively	(295)	3,360	(1,982)
Other comprehensive Income (loss)	6,875	(10,739)	(1,470)
Total comprehensive Income (loss)	$ 17,117	$ (1,128)	$ 7,934